Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current income taxes	$ (12,745)	$ (19,825)	$ (8,158)
Deferred income taxes	(556)	(2,417)	(1,429)
TOTAL INCOME TAXES	$ (13,301)	$ (22,242)	$ (9,587)